AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	PREFERRED STOCKS - 99.3%
	Communication Services - 2.0%
571	Qwest Corporation, 6.875%, 10/01/2054	$14,366
447	Qwest Corporation, 7.000%, 02/01/2056	11,443
254	Telephone and Data Systems, Inc., 7.000%, 03/15/2060	6,421
189	Telephone and Data Systems, Inc., 6.875%, 11/15/2059	4,780
98	Telephone and Data Systems, Inc., 6.625%, 03/31/2045	2,528
289	United States Cellular Corporation, 6.950%, 05/15/2060	7,456
232	United States Cellular Corporation, 7.250%, 12/01/2063	5,898
253	United States Cellular Corporation, 7.250%, 12/01/2064	6,492
		59,384
	Consumer Discretionary - 1.4%
1,424	eBay, Inc., 6.000%, 02/01/2056	36,811
185	TravelCenters of America, Inc., 8.250%, 01/15/2028	4,634
		41,445
	Consumer Staples - 1.3%
706	CHS, Inc., Series 2, 7.100% to 03/31/2024 then VAR ICE LIBOR USD 3 Month + 4.298%	17,791
828	CHS, Inc., Series 3, 6.750% to 09/30/2024 then VAR ICE LIBOR USD 3 Month + 4.155%	20,783
		38,574
	Energy - 4.5%
197	Altera Infrastructure LP, Series E, 8.875% to 02/15/2025 then VAR ICE LIBOR USD 3 Month + 6.407%	3,207
273	DCP Midstream LP, Series B, 7.875% to 06/15/2023 then VAR ICE LIBOR USD 3 Month + 4.919%	4,368
186	DCP Midstream LP, Series C, 7.950% to 10/15/2023 then VAR ICE LIBOR USD 3 Month + 4.882%	3,089
1,136	Enbridge, Inc., Series B, 6.375% to 04/15/2023 then VAR ICE LIBOR USD 3 Month + 3.593%	28,286
744	Energy Transfer Operating LP, Series C, 7.375% to 05/15/2023 then VAR ICE LIBOR USD 3 Month + 4.530%	13,519
735	Energy Transfer Operating LP, Series D, 7.625% to 08/15/2023 then VAR ICE LIBOR USD 3 Month + 4.738%	13,546
1,323	Energy Transfer Operating LP, Series E, 7.600% to 05/15/2024 then VAR ICE LIBOR USD 3 Month + 5.161%	25,163
526	NGL Energy Partners LP, Series B, 9.000% to 07/01/2022 then VAR ICE LIBOR USD 3 Month + 7.213%	7,296
376	NuStar Energy LP, Series A, 8.500% to 12/15/2021 then VAR ICE LIBOR USD 3 Month + 6.766%	7,231
641	NuStar Energy LP, Series B, 7.625% to 06/15/2022 then VAR ICE LIBOR USD 3 Month + 5.643%	11,211
287	NuStar Energy LP, Series C, 9.000% to 12/15/2022 then VAR ICE LIBOR USD 3 Month + 6.880%	5,783
210	Targa Resources Partners LP, Series A, 9.000% to 10/31/2020 then VAR ICE LIBOR USD 3 Month + 7.710%	5,040
286	Teekay LNG Partners LP, Series B, 8.500% to 10/15/2027 then VAR ICE LIBOR USD 3 Month + 6.241%	6,338
		134,077
	Finance and Insurance - 0.4%
437	Allied Capital Corporation, 6.875%, 04/15/2047	11,379

	Financials - 54.7%
475	Aegon NV, Series 1, 4.000%, Perpetual	11,485
678	American Equity Investment Life Holding Company, Series A, 5.950% to 12/01/2024 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322%	15,831
504	American Equity Investment Life Holding Company, Series B, 6.625% to 09/01/2025 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297%	12,565
281	American Financial Group, Inc., 6.000%, 11/15/2055	7,191
521	Ares Management Corporation, Series A, 7.000%, Perpetual	13,661
254	Argo Group International Holdings, Ltd., 7.000% to 09/15/2025 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (a)	6,314
121	Argo Group US, Inc., 6.500%, 09/15/2042	3,067
85	Assured Guaranty Municipal Holdings, Inc., 5.600%, 07/15/2103	2,181
196	Assured Guaranty Municipal Holdings, Inc., 6.250%, 11/01/2102	5,206
1,450	Athene Holding, Ltd., Series A, 6.350% to 06/30/2029 then VAR ICE LIBOR USD 3 Month + 4.253%	37,787
1,008	Athene Holding, Ltd., Series C, 6.375% to 09/30/2025 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970%	26,400
223	B. Riley Financial, Inc., 6.375%, 02/28/2025	5,107
194	B. Riley Financial, Inc., 6.500%, 09/30/2026	4,526
169	B. Riley Financial, Inc., 6.750%, 05/31/2024	4,026
89	B. Riley Financial, Inc., 6.875%, 09/30/2023	2,137
190	B. Riley Financial, Inc., 7.250%, 12/31/2027	4,524
99	B. Riley Financial, Inc., 7.375%, 05/31/2023	2,467
185	B. Riley Financial, Inc., 7.500%, 05/31/2027	4,420
209	Banc of California, Inc., Series E, 7.000%, Perpetual	5,304
397	Banco Santander SA, Series 6, 4.000%, Perpetual	9,131
502	Bank of America Corporation, Series 2, 3.000%, Perpetual	9,985
353	Bank of America Corporation, Series 4, 4.000%, Perpetual	8,666
707	Bank of America Corporation, Series 5, 4.000%, Perpetual	16,558
1,856	Bank of America Corporation, Series CC, 6.200%, Perpetual	47,959
532	Bank of America Corporation, Series E, 4.000%, Perpetual	13,167
1,519	Bank of America Corporation, Series EE, 6.000%, Perpetual	39,631

980	Bank of New York Mellon Corporation, 5.200%, Perpetual	25,049
127	BOK Financial Corporation, 5.375%, 06/30/2056	3,287
837	Capital One Financial Corporation, Series F, 6.200%, Perpetual	21,469
1,006	Capital One Financial Corporation, Series G, 5.200%, Perpetual	26,086
1,005	Charles Schwab Corporation, Series C, 6.000%, Perpetual	25,889
1,728	Citigroup, Inc., Series S, 6.300%, Perpetual	44,565
251	Commerce Bancshares, Inc., Series B, 6.000%, Perpetual	6,513
168	Compass Diversified Holdings, Series B, 7.875% to 04/30/2028 then VAR ICE LIBOR USD 3 Month + 4.985%	3,894
116	Cowen, Inc., 7.350%, 12/15/2027	2,913
85	Cowen, Inc., 7.750%, 06/15/2033	2,196
669	Enstar Group, Ltd., Series D, 7.000% to 09/01/2028 then VAR ICE LIBOR USD 3 Month + 4.015%	17,949
168	First Horizon National Corporation, Series A, 6.200%, Perpetual	4,353
168	First Republic Bank, Series F, 5.700%, Perpetual	4,324
252	First Republic Bank, Series G, 5.500%, Perpetual	6,537
337	First Republic Bank, Series H, 5.125%, Perpetual	8,917
219	Global Indemnity, Ltd., 7.875%, 04/15/2047	5,560
253	Globe Life, Inc., 6.125%, 06/15/2056	6,578
1,270	Goldman Sachs Group, Inc., Series A, 3.750%, Perpetual	27,775
338	Goldman Sachs Group, Inc., Series C, 4.000%, Perpetual	7,801
2,287	Goldman Sachs Group, Inc., Series D, 4.000%, Perpetual	52,510
1,143	Goldman Sachs Group, Inc., Series N, 6.300%, Perpetual	29,809
126	Hancock Whitney Corporation, 5.950%, 06/15/2045	3,216
148	Hanover Insurance Group, Inc., 6.350%, 03/30/2053	3,759
89	Hillman Group Capital Trust, 11.600%, 09/30/2027	2,249
2,731	HSBC Holdings plc, Series A, 6.200%, Perpetual	70,897
168	Huntington Bancshares, Inc., Series C, 5.875%, Perpetual	4,395
1,012	Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	25,846
2,416	JPMorgan Chase & Company, Series AA, 6.100%, Perpetual	61,197
1,920	JPMorgan Chase & Company, Series BB, 6.150%, Perpetual	48,422
945	Legg Mason, Inc., 5.450%, 09/15/2056	24,390
475	Legg Mason, Inc., 6.375%, 03/15/2056	12,383
233	Maiden Holdings, Ltd., Series A, 8.250%, Perpetual (a)	2,449
256	Maiden Holdings, Ltd., Series C, 7.125%, Perpetual	2,547
234	Maiden Holdings, Ltd., Series D, 6.700%, Perpetual (a)	2,281
210	Merchants Bancorp, Series B, 6.000% to 10/01/2024 then VAR ICE LIBOR USD 3 Month + 4.569%	5,034
1,010	MetLife, Inc., Series A, 4.000%, Perpetual	24,725
1,858	Morgan Stanley, Series A, 4.000%, Perpetual	43,217
167	National General Holdings Corporation, 7.625%, 09/15/2055	4,274
278	National General Holdings Corporation, Series B, 7.500%, Perpetual	7,039
337	National General Holdings Corporation, Series C, 7.500%, Perpetual	8,752
865	New York Community Bancorp, Inc., Series A., 6.375% to 03/17/2027 then VAR ICE LIBOR USD 3 Month + 3.821%	22,914
268	PartnerRe, Ltd., Series G, 6.500%, Perpetual	6,933
491	PartnerRe, Ltd., Series H, 7.250%, Perpetual	12,771
306	PartnerRe, Ltd., Series I, 5.875%, Perpetual	7,800
420	People’s United Financial, Inc., Series A, 5.625% to 12/15/2026 then VAR ICE LIBOR USD 3 Month + 4.020%	11,180
804	PNC Financial Services Group, Inc., Series Q, 5.375%, Perpetual	20,365
110	Popular Capital Trust II, 6.125%, 12/01/2034	2,750
198	Prospect Capital Corporation, 6.250%, 06/15/2024	4,984
1,338	Prudential Financial, Inc., 5.700%, 03/15/2053	34,708
1,084	Prudential Financial, Inc., 5.750%, 12/15/2052	28,249
838	Regions Financial Corporation, Series A, 6.375%, Perpetual	21,620
836	Regions Financial Corporation, Series C, 5.700% to 08/15/2029 then VAR ICE LIBOR USD 3 Month + 3.148%	22,104
755	Reinsurance Group of America, Inc., 5.750% to 06/15/2026 then VAR ICE LIBOR USD 3 Month + 4.040%	20,687
462	RenaissanceRe Holdings, Ltd., Series E, 5.375%, Perpetual	11,767
167	SLM Corporation, Series B, 2.013%, Perpetual	5,184
251	Stifel Financial Corporation, Series A, 6.250%, Perpetual	6,569
336	Synovus Financial Corporation, Series D, 6.300% to 06/21/2023 then VAR ICE LIBOR USD 3 Month + 3.352%	8,447
588	Synovus Financial Corporation, Series E, 5.875% to 07/01/2024 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%	14,312
93	Texas Capital Bancshares, Inc., 6.500%, 09/21/2042	2,396
251	Texas Capital Bancshares, Inc., Series A, 6.500%, Perpetual	6,313
290	Truist Financial Corporation, Series I, 4.000%, Perpetual	7,294
779	Truist Financial Corporation, Series H, 5.625%, Perpetual	20,254
838	Truist Financial Corporation, Series G, 5.200%, Perpetual	21,260
838	Truist Financial Corporation, Series F, 5.200%, Perpetual	21,285
844	US Bancorp, 5.150%, Perpetual	21,893
1,865	US Bancorp, Series F, 6.500% to 01/15/2022 then VAR ICE LIBOR USD 3 Month + 4.468%	49,833
193	Valley National Bancorp, Series A, 6.250% to 06/30/2025 then VAR ICE LIBOR USD 3 Month + 3.850%	5,306
168	Valley National Bancorp, Series B, 5.500% to 09/30/2022 then VAR ICE LIBOR USD 3 Month + 3.578%	3,930
664	W R Berkley Corporation, 5.625%, 04/30/2053	16,819

545	W R Berkley Corporation, 5.750%, 06/01/2056	14,350
206	W R Berkley Corporation, 5.900%, 03/01/2056	5,366
711	Wells Fargo & Company, 5.200%, Perpetual	17,917
613	Wells Fargo & Company, Series O, 5.125%, Perpetual	15,448
590	Wells Fargo & Company, Series P, 5.250%, Perpetual	14,862
1,633	Wells Fargo & Company, Series Q, 5.850% to 09/15/2023 then VAR ICE LIBOR USD 3 Month + 3.090%	41,201
125	Wells Fargo & Company, Series T, 6.000%, Perpetual	3,244
944	Wells Fargo & Company, Series V, 6.000%, Perpetual	24,166
947	Wells Fargo & Company, Series W, 5.700%, Perpetual	24,148
148	Western Alliance Bancorp, 6.250%, 07/01/2056	3,775
211	Wintrust Financial Corporation, Series D, 6.500% to 07/15/2025 then VAR ICE LIBOR USD 3 Month + 4.060%	5,454
480	Wintrust Financial Corporation, Series E, 6.875% to 07/15/2025 then VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507%	12,389
214	Zions Bancorp NA, Series H, 5.750%, Perpetual	5,446
		1,638,035
	Industrials - 0.7%
418	Air Lease Corporation, Series A, 6.150% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 3.650%	9,196
254	Atlas Corporation, Series I, 8.000% to 10/30/2023 then VAR ICE LIBOR USD 3 Month + 5.008%	5,278
191	Fortress Transportation and Infrastructure Investors, LLC, Series B, 8.000% to 12/15/2024 then VAR ICE LIBOR USD 3 Month + 6.447%	3,627
264	Steel Partners Holdings LP, Series A, 6.000%, 02/07/2026	4,322
		22,423
	Management of Companies and Enterprises - 4.0%
5,007	GMAC Capital Trust I, Series 2, 6.177%, 02/15/2040	120,518

	Mining, Quarrying, and Oil and Gas Extraction - 0.5%
760	NuStar Logistics LP, 7.009%, 01/15/2043	15,306

	Real Estate - 16.2%
190	AG Mortgage Investment Trust, Inc., Series C, 8.000% to 09/17/2024 then VAR ICE LIBOR USD 3 Month + 6.476%	2,804
547	AGNC Investment Corporation, Series C, 7.000% to 10/15/2022 then VAR ICE LIBOR USD 3 Month + 5.111%	12,871
396	AGNC Investment Corporation, Series D, 6.875% to 04/15/2024 then VAR ICE LIBOR USD 3 Month + 4.332%	8,985
682	AGNC Investment Corporation, Series E, 6.500% to 10/15/2024 then VAR ICE LIBOR USD 3 Month + 4.993%	15,495
969	AGNC Investment Corporation, Series F, 6.125% to 04/15/2025 then VAR ICE LIBOR USD 3 Month + 4.697%	21,328
452	American Homes 4 Rent, Series D, 6.500%, Perpetual	11,811
386	American Homes 4 Rent, Series E, 6.350%, Perpetual	10,055
260	American Homes 4 Rent, Series F, 5.875%, Perpetual	6,851
779	Annaly Capital Management, Inc., Series D, 7.500%, Perpetual	19,553
750	Annaly Capital Management, Inc., Series I, 6.750% to 09/30/2024 then VAR ICE LIBOR USD 3 Month + 4.989%	16,957
720	Annaly Capital Management, Inc., Series G, 6.500% to 03/31/2023 then VAR ICE LIBOR USD 3 Month + 4.172%	15,343
1,220	Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then VAR ICE LIBOR USD 3 Month + 4.993%	27,389
200	Ashford Hospitality Trust, Inc., Series I, 7.500%, Perpetual	876
178	Ashford Hospitality Trust, Inc., Series F, 7.375%, Perpetual	821
230	Ashford Hospitality Trust, Inc., Series G, 7.375%, Perpetual	1,012
240	Bluerock Residential Growth REIT, Inc., Series A, 8.250%, Perpetual	5,969
334	Boston Properties, Inc., Series B, 5.250%, Perpetual	8,467
666	CBL & Associates Properties, Inc., Series D, 7.375%, Perpetual	363
254	CBL & Associates Properties, Inc., Series E, 6.625%, Perpetual	131
543	Chimera Investment Corporation, Series B, 8.000% to 03/30/2024 then VAR ICE LIBOR USD 3 Month + 5.791%	11,072
434	Chimera Investment Corporation, Series C, 7.750% to 09/30/2025 then VAR ICE LIBOR USD 3 Month + 4.743%	8,506
334	Chimera Investment Corporation, Series D, 8.000% to 03/30/2024 then VAR ICE LIBOR USD 3 Month + 5.379%	6,757
423	Digital Realty Trust, Inc., Series I, 6.350%, Perpetual	10,732
423	Digital Realty Trust, Inc., Series G, 5.875%, Perpetual	10,791
187	Dynex Capital, Inc., Series C, 6.900% to 04/15/2025 then VAR ICE LIBOR USD 3 Month + 5.461%	4,264
194	Ellington Financial, Inc., 6.750% to 10/30/2024 then VAR ICE LIBOR USD 3 Month + 5.196%	3,977
203	Exantas Capital Corporation, 8.625% to 07/30/2024 then VAR ICE LIBOR USD 3 Month + 5.927%	2,659
259	Invesco Mortgage Capital, Inc., Series B, 7.750% to 12/27/2024 then VAR ICE LIBOR USD 3 Month + 5.180%	5,501
480	Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then VAR ICE LIBOR USD 3 Month + 5.289%	10,056
167	iStar, Inc., Series D, 8.000%, Perpetual	4,232
464	MFA Financial, Inc., Series C, 6.500% to 03/31/2025 then VAR ICE LIBOR USD 3 Month+ 5.345%	8,347
262	New Residential Investment Corporation, Series A, 7.500% to 08/15/2024 then VAR ICE LIBOR USD 3 Month + 5.802%	5,714
477	New Residential Investment Corporation, Series B, 7.125% to 08/15/2024 then VAR ICE LIBOR USD 3 Month + 5.640%	9,664
682	New Residential Investment Corporation, Series C, 6.375% to 02/15/2025 then VAR ICE LIBOR USD 3 Month + 4.969%	12,815
311	New York Mortgage Trust, Inc., Series E, 7.875% to 01/15/2025 then VAR ICE LIBOR USD 3 Month + 6.429%	5,999
257	New York Mortgage Trust, Inc., Series D, 8.000% to 10/15/2027 then VAR ICE LIBOR USD 3 Month + 5.695%	5,114
266	Pennsylvania Real Estate Investment Trust, Series C, 7.200%, Perpetual	1,702
193	Pennsylvania Real Estate Investment Trust, Series D, 6.875%, Perpetual	1,243
192	PennyMac Mortgage Investment Trust, Series A, 8.125% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 5.831%	4,656
326	PennyMac Mortgage Investment Trust, Series B, 8.000% to 06/15/2024 then VAR ICE LIBOR USD 3 Month + 5.990%	7,873
319	PS Business Parks, Inc., Series W, 5.200%, Perpetual	8,310
378	Public Storage, Series X, 5.200%, Perpetual	9,601

589	Public Storage, Series E, 4.900%, Perpetual	15,202
547	Public Storage, Series D, 4.950%, Perpetual	14,113
336	Public Storage, Series C, 5.125%, Perpetual	8,783
505	Public Storage, Series B, 5.400%, Perpetual	13,039
842	Public Storage, Series W, 5.200%, Perpetual	21,319
173	Ready Capital Corporation, 6.200%, 07/30/2026	3,559
387	SL Green Realty Corporation, Series I, 6.500%, Perpetual	9,927
243	Two Harbors Investment Corporation, Series A, 8.125% to 04/27/2027 then VAR ICE LIBOR USD 3 Month + 5.660%	5,341
485	Two Harbors Investment Corporation, Series B, 7.625% to 07/27/2027 then VAR ICE LIBOR USD 3 Month + 5.352%	10,103
500	Two Harbors Investment Corporation, Series C, 7.250% to 01/27/2025 then VAR ICE LIBOR USD 3 Month + 5.011%	9,985
1,048	VEREIT, Inc., Series F, 6.700%, Perpetual	26,965
158	Washington Prime Group, Inc., Series H, 7.500%, Perpetual	1,202
		486,204
	Utilities - 13.6%
1,522	Dominion Energy, Inc., Series A, 5.250%, 07/30/2076	39,602
380	DTE Energy Company, 5.250%, 12/01/2062	9,758
564	DTE Energy Company, Series B, 5.375%, 06/01/2076	14,591
949	Duke Energy Corporation, 5.125%, 01/15/2073	24,503
774	Entergy Arkansas, LLC, 4.875%, 09/01/2066	20,286
236	Entergy Arkansas, LLC, 4.750%, 06/01/2063	6,101
377	Entergy Arkansas, LLC, 4.900%, 12/01/2052	9,802
509	Entergy Louisiana, LLC, Series, 4.875%, 09/01/2066	13,209
379	Entergy Louisiana, LLC, 5.250%, 07/01/2052	9,987
188	Entergy Louisiana, LLC, 4.700%, 06/01/2063	4,805
493	Entergy Mississippi, LLC, 4.900%, 10/01/2066	12,995
336	Interstate Power and Light Company, Series D, 5.100%, Perpetual	8,558
178	Just Energy Group, Inc., Series A, 8.500% to 03/31/2022 then VAR ICE LIBOR USD 5 Week + 6.980%	178
1,075	NextEra Energy Capital Holdings, Inc., Series K, 5.250%, 06/01/2076	28,165
941	NextEra Energy Capital Holdings, Inc., Series I, 5.125%, 11/15/2072	23,911
854	NextEra Energy Capital Holdings, Inc., 5.000%, 01/15/2073	21,692
856	PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	22,025
520	SCE Trust III, Series H, 5.750% to 03/15/2024 then VAR ICE LIBOR USD 3 Month + 2.990%	11,742
615	SCE Trust IV, Series J, 5.375% to 09/15/2025 then VAR ICE LIBOR USD 3 Month + 3.132%	13,518
568	SCE Trust V, Series K, 5.450% to 03/15/2026 then VAR ICE LIBOR USD 3 Month + 3.790%	12,735
1,898	Southern Company, 6.250%, 10/15/2075	48,399
1,516	Southern Company, 5.250%, 10/01/2076	40,007
234	Tennessee Valley Authority, Series D, 2.134%, 06/01/2028	6,030
198	Tennessee Valley Authority, Series A, 2.216%, 05/01/2029	5,126
		407,725
	TOTAL PREFERRED STOCKS (Cost $3,000,191)	2,980,276

	RIGHTS - 0.0%
142	Just Energy Group, Inc. (a)^	–
	TOTAL RIGHTS (Cost $0)	–

	SHORT-TERM INVESTMENTS - 1.4%
40,923	Invesco Government & Agency Portfolio, Institutional Class, 0.07% *	40,923
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,923)	40,923
	TOTAL INVESTMENTS (Cost $3,041,114) - 100.7%	3,015,993
	Liabilities in Excess of Other Assets - (0.7)%	(19,983)
	NET ASSETS - 100.0%	$2,996,010

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of July 31, 2020.
●	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar
VAR	Variable Rate
^	Security is valued under supervision of the Board of Trustees and categorized as a Level 3 security.

The Global Industry Classifications Standard (GICS ®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS ® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

AAM Low Duration Preferred and Income Securities ETF

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,980,276	$-	$-	$2,980,276
Rights	–	-	-	–
Short-Term Investments	40,923	-	-	40,923
Total Investments in Securities	$3,021,199	$-	$-	$3,021,199

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of November 18, 2019	$-
Accrued discounts/premiums	$-
Realized gain (loss)	$-
Change in unrealized net depreciation	$-
Purchases	$-
(Sales)	$-
Transfer in/(out) of Level 3	$-
Balance as of July 31, 2020	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

AAM Low Duration Preferred and Income Securities ETF	Fair Value as of 7/31/20	Valuation Techniques	Unobservable Input	Input Value	Impact to Valuation
Rights	$0	Intrinsic Value	No active market	$0	N/A